Provisions - Summary of Provisions (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	₽ 11,119
Arising	2,042
Utilised	(2,656)
Revision in estimated cash flow and discount rate change	(963)
Unused amounts reversed	(1,332)
Unwinding of discount	346
Exchange differences	(14)
Ending balance	8,542
Current	4,424	₽ 6,317
Non-current	4,118	₽ 4,802
Rehabilitation provision [member]
Disclosure of other provisions [line items]
Beginning balance	4,989
Utilised	0
Revision in estimated cash flow and discount rate change	(963)
Unwinding of discount	328
Ending balance	4,354
Current	312
Non-current	4,042
Provisions for legal claims [member]
Disclosure of other provisions [line items]
Beginning balance	4,917
Arising	963
Utilised	(2,463)
Unused amounts reversed	(648)
Exchange differences	(5)
Ending balance	2,764
Current	2,764
Provisions on taxes other than income tax, fines and penalties [member]
Disclosure of other provisions [line items]
Beginning balance	956
Arising	583
Unused amounts reversed	(629)
Exchange differences	7
Ending balance	917
Current	917
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	257
Arising	496
Utilised	(193)
Unused amounts reversed	(55)
Unwinding of discount	18
Exchange differences	(16)
Ending balance	507
Current	431
Non-current	₽ 76